CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	$ 483,075	¥ 3,315,449	¥ 1,951,372	¥ 824,501
Cost of revenues	(165,957)	(1,138,995)	(747,788)	(533,371)
Gross profit	317,118	2,176,454	1,203,584	291,130
Operating expenses:
Sales and marketing	(391,502)	(2,686,956)	(2,203,139)	(793,521)
Research and development	(47,999)	(329,430)	(226,010)	(167,791)
General and administrative	(251,204)	(1,724,060)	(599,905)	(583,697)
Gains/(losses) from guarantee liability	(281)	(1,931)	2,284	1,983
Total operating expenses	(690,986)	(4,742,377)	(3,026,770)	(1,543,026)
Loss from operations	(373,868)	(2,565,923)	(1,823,186)	(1,251,896)
Interest (income)/expense, net	(17,550)	(120,453)	(30,183)	677
Other expenses, net	(2,450)	(16,813)	(12,112)	(16,127)
Foreign exchange gains/(losses)	(1,199)	(8,232)	477	1,918
Fair value change of derivative liabilities	172,673	1,185,090	(885,821)	(116,056)
Loss before income tax expense	(222,394)	(1,526,331)	(2,750,825)	(1,381,484)
Income tax expense	(2,125)	(14,585)	(570)	(1,805)
Equity in (loss)/income of affiliates	383	2,631	3,597	(9,637)
Net loss	(224,136)	(1,538,285)	(2,747,798)	(1,392,926)
Less: net loss attributable to non controlling interests shareholders	(2,298)	(15,771)	(25,202)	(35,181)
Net loss attributable to UXIN LIMITED	(221,838)	(1,522,514)	(2,722,596)	(1,357,745)
Accretion on redeemable preferred shares	(46,473)	(318,951)	(555,824)	(421,346)
Deemed contribution from preferred shareholders				3,428
Deemed dividend to preferred shareholders	(79,376)	(544,773)	(587,564)
Deemed dividend from preferred Shareholders			92,779
Net loss attributable to ordinary shareholders	(347,687)	(2,386,238)	(3,773,205)	(1,775,663)
Other comprehensive loss
Foreign currency translation	702	4,818	43,406	(3,252)
Total comprehensive loss	(223,434)	(1,533,467)	(2,704,392)	(1,396,178)
Less: total comprehensive loss attributable to non controlling interests shareholders	(3,258)	(22,359)	(27,861)	(31,438)
Total comprehensive loss attributable to UXIN LIMITED	(220,176)	(1,511,108)	(2,676,531)	(1,364,740)
Net loss attributable to ordinary shareholders	$ (347,687)	¥ (2,386,238)	¥ (3,773,205)	¥ (1,775,663)
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted (in shares) | shares	477,848,763	477,848,763	49,318,860	49,174,850,000
Net loss per share attributable to ordinary shareholders
Basic (in dollars per share) | (per share)	$ (0.73)	¥ (4.99)	¥ (76.51)	¥ (36.11)
Diluted (in dollars per share) | (per share)	$ (0.73)	¥ (4.99)	¥ (76.51)	¥ (36.11)
Consumers ("2C") - Intra regional - Transaction facilitation revenue
Revenues:
Total Revenues	$ 70,092	¥ 481,055	¥ 230,250	¥ 81,807
Consumers ("2C") - Intra regional - Loan facilitation revenue
Revenues:
Total Revenues	227,972	1,564,620	944,406	314,172
Consumers ("2C") - Cross regional - Transaction facilitation revenue
Revenues:
Total Revenues	23,936	164,280
To consumers ("2C") - Cross regional - Loan facilitation revenue
Revenues:
Total Revenues	30,517	209,445
Businesses ("2B"), Transaction facilitation revenue
Revenues:
Total Revenues	88,384	606,599	519,276	293,224
Others
Revenues:
Total Revenues	$ 42,174	¥ 289,450	¥ 257,440	¥ 135,298